Stock-Based Compensation - Restricted Stock Units (Details) - Restricted stock units - 2020 Plan - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Shares Underlying RSUs
Unvested at the beginning	147,883
Granted	94,082
Forfeited	(5,980)
Outstanding at the end	235,985	147,883
Weighted-Average Grant Date Fair Value
Unvested at the beginning (in dollars per share)	$ 17.00
Granted (in dollars per share)	14.25
Forfeited (in dollars per share)	13.85
Unvested at the ending (in dollars per share)	$ 15.98	$ 17.00
Total fair value of the restricted stock units granted	$ 1.3	$ 2.5
Unrecognized compensation costs	$ 2.5
Weighted-average period	2 years 3 months 18 days
Minimum
Weighted-Average Grant Date Fair Value
Vesting period	3 years
Maximum
Weighted-Average Grant Date Fair Value
Vesting period	4 years